Organization and Principal Activities - Details of Major Subsidiaries and VIEs (Details)	12 Months Ended
Feb. 28, 2022
Four Seasons Hong Kong | Hong Kong | Investment Holding | Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Jun. 24, 2014
Equity interest attributed to the Group as of February 28, 2022	100.00%
Shanghai Fuxi | Shanghai | Consulting Service | Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Dec. 29, 2014
Equity interest attributed to the Group as of February 28, 2022	100.00%
Shanghai Four Seasons | Shanghai | Education Service | VIEs
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Mar. 12, 2014
Equity interest attributed to the Group as of February 28, 2022	100.00%
Four Seasons Investment | Shanghai | Investment Holding | VIEs
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Mar. 13, 2007
Equity interest attributed to the Group as of February 28, 2022	100.00%
Four Seasons Class | Shanghai | Education Service | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	Sep. 01, 2016
Equity interest attributed to the Group as of February 28, 2022	100.00%
Tongfang School | Shanghai | Education Service | VIEs' Subsidiaries
Subsidiary Or Equity Method Investee [Line Items]
Later of date of incorporation or acquisition	May 16, 2013
Equity interest attributed to the Group as of February 28, 2022	100.00%